ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 10, 2017	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV

File Nos. 033-68666 and 811-08004

Ladies and Gentlemen:

On behalf of AMG Funds IV (formerly Aston Funds) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on December 16, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-795076), to the Prospectus for AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund) dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016; the Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016; and the Summary Prospectus dated March 1, 2016, as revised October 27, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin